Benefit Plans - Summary of Primary Actuarial Assumptions for the Weighted Average Rates (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discount Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted average rates	0.01	0.015	0.0225
Salary Increase Rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted average rates	0.03	0.01	0.01